FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of Company's Assets that are Measured at Fair Value

The following table presents information about the Company’s assets that are measured at fair value at June 30, 2026 and December 31, 2025 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

		June 30,	December 31,
Description	Level	2026	2025
Assets:
Investments held in Trust Account	1	$236,580,243	$232,460,533

April 24,
2025
Public Warrants	$3,036,621
NMSI Private Placement Warrants	2,480,500

The following table presents information about the Company’s assets that are measured at fair value at December 31, 2025 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value. The Company did not have any fair value measurements as of December 31, 2024.

Description	Level	December 31, 2025
Assets:
Investments held in Trust Account	1	$232,460,533

April 24, 2025
Public Warrants	$3,036,621
NMSI Warrants	2,480,500

Schedule of Financial Assets and Liabilities Measured at Fair Value

The table below provides a summary of the changes in fair value of all financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the six months ended June 30, 2025:

Fair Value
Measurement
Using Level 3
Inputs Total
Balance, December 31, 2024	$—
Initial fair value	2,480,500
Change in fair value of derivative warrant liabilities	183,818
Balance, June 30, 2025	$2,664,318

The table below provides a summary of the changes in fair value of all financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2025:

Fair Value Measurement Using Level 3 Inputs Total
Balance, December 31, 2024	$—
Initial fair value	2,480,500
Change in fair value of derivative warrant liabilities	1,362,374
Reclassification to additional paid-in capital	(3,842,874)
Balance, December 31, 2025	$—

Schedule of Assumptions to Warrant

The Company used the following assumptions to value the Public Warrants and NMSI Private Placement Warrants at April 24, 2025.

Volatility	6.6%
Risk-Free Rate	3.8%
Dividends	$—
Market Adjustment	16.7%
Stock Price	$9.87
Weighted Term (years)	2.83

The Company used a Monte Carlo simulation model with the following assumptions to value the NMSI Private Placement Warrants at December 31, 2025.

Volatility	21.20%
Risk Free Rate	3.48%
Dividends	$—
Market Adjustment	14.50%
Stock Price	$10.65
Weighted Term (years)	1.34

The Company used the following assumptions to value the Public Warrants and NMSI Warrants at April 24, 2025.

Volatility	6.6%
Risk-Free Rate	3.8%
Dividends	$0.00
Market Adjustment	16.7%
Stock Price	$9.87
Weighted Term (years)	2.83

The Company used a Monte Carlo simulation model with the following assumptions to value the NMSI Warrants at December 31, 2025.

Volatility	21.20%
Risk Free Rate	3.48%
Dividends	$0.00
Market Adjustment	14.50%
Stock Price	$10.65
Weighted Term (years)	1.34